SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Awards Granted
The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2017, 2016 and 2015 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Grant date	No. of options	Expiration date	Exercise price	Fair value on grant date
February 24, 2015 (2)	25,205	February 24, 2025	$60.72	$32.76
March 15, 2015 (3)	5,041	March 15, 2025	$60.96	$32.52
May 19, 2015 (4)	43,636	May 19, 2025	$54.84	$30.00
June 1, 2015 (5)	4,033	June 1, 2025	$60.72	$33.60
June 3, 2015 (6)	15,763	June 3, 2025	$52.20	$31.20
August 13, 2015 (7)	27,064	August 13, 2025	$44.16	$21.60
August 13, 2015 (8)	35,417	August 13, 2025	$44.16	$22.20
October 20, 2015 (9)	3,201	October 20, 2025	$33.48	$20.64
February 29, 2016 (10)	1,642	March 1, 2026	$28.44	$24.12
May 4, 2016 (11)	7,608	May 4, 2026	$34.68	$17.40
August 4, 2016 (12)	404	August 4, 2026	$15.36	$20.40
October 31, 2016 (13)	202	October 31, 2026	$23.64	$15.84
February 27, 2017 (14)	1,964	February 27, 2027	$27.96	$14.40
May 9, 2017 (15)	1,580	May 9, 2027	$25.86	$12.96
June 22, 2017 (16)	5,041	June 22, 2027	$22.32	$12.60
August 3, 2017 (17)	404	August 3, 2027	$22.36	$12.36
November 2, 2017 (18)	853	November 2, 2027	$20.76	$8.16

Grant date	No. of RSUs	Expiration date
February 27, 2017 (19)	7,457	February 27, 2027
June 22, 2017 (20)	17,448	June 22, 2027
August 3, 2017 (21)	24,951	August 3, 2027

Grant date	No. of warrants	Expiration date	Exercise price		Fair value on grant date
February 18, 2015	8,334	February 18, 2019	$90.00		$19.44
February 24, 2015	1,250	February 24, 2019	$60.72		$27.00
Various dates in 2015 (1)	7,267	Various dates in 2017	(**	)	$17.16

(*)  See Note 11B(1)
(**) See Note 11B(4)

Schedule of Parameters Used in Valuing Fair Value of Options
The parameters which were used in applying the model are as follows:

For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
Expected volatility	58%-60%	60%-59%	44%-62%
Risk-free rate	1.9%-2.2%	2.1%-1.2%	1.29%-2.28%
Dividend yield	0%	0%	0%
Expected term (in years)	5-7	5.5-7	5-7
Share price	$15.96-$26.40	$26.64-$38.40	$36.00-$61.44

Schedule of Share-Based Compensation
Effect of share-based compensation transactions on the Company's statements of operations

	For the year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Research and development, net	116	234	790
General and administrative	610	975	2,934
Total	726	1,209	3,724

Schedule of Stock Option Activity
A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows:

		Year ended December 31, 2017
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)(3)	Aggregate intrinsic value ($ in thousands)
Options and RSUs outstanding at beginning of year	207,769	47.04	7.39	(4)
Options granted	9,842	23.88
RSUs granted	49,856
RSUs vested	(1,033)
RSUs forfeited	(4,350)
Options forfeited	(9,389)	39.24
Options and RSUs outstanding at end of year	252,695	46.32(5)		(4)

Options exercisable at end of year	134,550	48.00		(4)

		Year ended December 31, 2016
	Number of options	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	230,958	48.12	7.99	(4)
Granted	9,856	32.64
Exercised	-	-
Forfeited	(33,045)	50.52
Outstanding at the end of the year	207,769	47.04	7.39	(4)

Exercisable at the end of the year	106,725	46.80	6.34	(4)

	Year ended December 31, 2015
	Number of options	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)(3)	Aggregate intrinsic value ($ in thousands)
Outstanding at the beginning of the year	108,293	32.76	7.36	(1,854)
Granted	162,567	51.36
Exercised	(25,783)	0.60
Forfeited	(14,119)	55.20
Outstanding at the end of the year	230,958	48.12	7.99	(4)

Exercisable at the end of the year	91,046	46.68	5.94	(4)